Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	$ 45,669,450,738	$ 42,762,237,350
Liabilities	37,909,826,374	34,807,330,995
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	2,652,698,866	2,868,154,374
Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	187,686,033	1,845,561,213
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	1,258,840,848	1,759,443,196
Fair Value Level 1
Disclosure of fair value measurement of assets [line items]
Assets	5,422,780,866	4,137,164,133
Liabilities	54,443,078	11,846,653
Total	5,368,337,788	4,125,317,480
Fair Value Level 1 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	54,443,078	11,846,653
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 1 | Argentine Central Bank’s Bills and Notes
Disclosure of fair value measurement of assets [line items]
Assets	7,541,146	3,413,002
Fair Value Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	1,349,496,354	1,758,107,299
Fair Value Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	154,338,012	75,184,677
Fair Value Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	2,418,894	0
Fair Value Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	3,235,247,697	1,832,446,818
Fair Value Level 1 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	373,695,004	413,514,403
Fair Value Level 1 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	240,908,514	41,840,333
Fair Value Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	59,135,245	12,657,601
Fair Value Level 2
Disclosure of fair value measurement of assets [line items]
Assets	104,916,578	1,483,813,138
Liabilities	18,340,612	10,092,756
Total	86,575,966	1,473,720,382
Fair Value Level 2 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	18,340,612	10,092,756
Fair Value Level 2 | Argentine Central Bank’s Bills and Notes
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	15,044,726
Fair Value Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	51,410,607	88,488,526
Fair Value Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	53,446,225	5,474,158
Fair Value Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	1,190,617,674
Fair Value Level 2 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	59,746	57,122
Fair Value Level 2 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets		32,683,512
Fair Value Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	151,447,420
Fair Value Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3
Disclosure of fair value measurement of assets [line items]
Assets	103,401,364	115,225,264	$ 20,556,654
Liabilities	0	0
Total	103,401,364	115,225,264
Fair Value Level 3 | Liabilities at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Fair Value Level 3 | Argentine Central Bank’s Bills and Notes
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Assets	10,185,231	38,593,297	0
Fair Value Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Assets	14,951,918	5,777,682	710,941
Fair Value Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Assets	0	3,093,537	0
Fair Value Level 3 | Other Financial Assets
Disclosure of fair value measurement of assets [line items]
Assets	16,628,631	25,053,644	0
Fair Value Level 3 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Assets		0
Fair Value Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Fair Value Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Assets	$ 61,635,584	$ 42,707,104	$ 19,845,713